UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 7, 2004


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 97

Form 13F Information Table Value total: $313,307 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      322    11600 SH       SOLE                    10400              1200
Abbott Laboratories Corp.      COM              002824100      211     5129 SH       SOLE                     4329               800
Altria Group, Inc.             COM              02209s103      683    12540 SH       SOLE                     9460              3080
American Express Co.           COM              025816109    12909   248964 SH       SOLE                   239898              9066
American International Group   COM              026874107    11433   160237 SH       SOLE                   145981             14256
American Retirement Corp.      COM              028913101     2162   398083 SH       SOLE                   378889             19194
Amgen Inc.                     COM              031162100     4859    83564 SH       SOLE                    78509              5055
Amsouth Bancorporation         COM              032165102     5317   226159 SH       SOLE                   206288             19871
Anheuser-Busch Companies, Inc. COM              035229103     1055    20686 SH       SOLE                    17546              3140
Aon Corp.                      COM              037389103      217     7771 SH       SOLE                     7771
Apache Corp.                   COM              037411105     5733   132807 SH       SOLE                   117407             15400
Automatic Data Processing      COM              053015103     1779    42360 SH       SOLE                    37460              4900
BP Amoco LP                    COM              055622104     1063    20752 SH       SOLE                    18674              2078
Baker Hughes, Inc.             COM              057224107      498    13665 SH       SOLE                     9345              4320
BankAmerica Corp.              COM              060505104     1112    13738 SH       SOLE                    12613              1125
Baxter International Inc.      COM              071813109      402    13025 SH       SOLE                     4625              8400
Bellsouth                      COM              079860102      272     9822 SH       SOLE                     7262              2560
Berkshire Hathaway Inc. Class  COM              084670108     2053       22 SH       SOLE                       15                 7
Berkshire Hathaway Inc. Class  COM              084670207     6042     1942 SH       SOLE                     1847                95
Biomet, Inc.                   COM              090613100     3961   103257 SH       SOLE                    94657              8600
Bristol Myers Squibb           COM              110122108      931    38406 SH       SOLE                    38406
CSX Corp.                      COM              126408103      215     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108     1085    15741 SH       SOLE                    10750              4990
Cendant Corp.                  COM              151313103     4605   188811 SH       SOLE                   150860             37951
Central Parking Corp.          COM              154785109     1505    74950 SH       SOLE                    68950              6000
ChevronTexaco Corp.            COM              166764100      556     6337 SH       SOLE                     5783               554
Cisco Systems Inc.             COM              17275R102     8175   346847 SH       SOLE                   308782             38065
Citigroup Inc.                 COM              172967101     4162    80505 SH       SOLE                    72539              7966
Coca Cola Co.                  COM              191216100     4103    81575 SH       SOLE                    73997              7578
Colgate Palmolive Co.          COM              194162103      231     4200 SH       SOLE                     4000               200
ConocoPhillips                 COM              20825c104     3980    57012 SH       SOLE                    51631              5381
Dell Corp.                     COM              24702r101      816    24275 SH       SOLE                    24175               100
Dionex Corp.                   COM              254546104      338     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      592    30846 SH       SOLE                    25446              5400
Dominion Resources, Inc.       COM              25746u109      280     4355 SH       SOLE                     3655               700
Dover Corp.                    COM              260003108      349     9000 SH       SOLE                     8200               800
Duke Energy Corp.              COM              264399106      457    20200 SH       SOLE                    18500              1700
Eaton Corp.                    COM              278058102      382     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102     9199   221185 SH       SOLE                   196183             25002
FedEx Corp.                    COM              31428X106     2406    32015 SH       SOLE                    30315              1700
Federal National Mortgage Assn COM              313586109     1487    20001 SH       SOLE                    18601              1400
First Data Corp.               COM              319963104      760    18016 SH       SOLE                    12484              5532
Gannett Co. Inc.               COM              364730101      212     2400 SH       SOLE                     2400
General Electric Co.           COM              369604103    12070   395469 SH       SOLE                   357466             38003
General Mills Inc.             COM              370334104     1923    41202 SH       SOLE                    36675              4527
HCA Inc.                       COM              404119109    31841   783873 SH       SOLE                   767102             16771
Halliburton Inc.               COM              406216101     5023   165283 SH       SOLE                   150780             14503
HealthStream Inc.              COM              42222n103      200    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103     2443   106944 SH       SOLE                    83174             23770
Home Depot Inc.                COM              437076102    10317   276160 SH       SOLE                   252964             23196
Intel Corp.                    COM              458140100    10466   384767 SH       SOLE                   339787             44980
International Business Machine COM              459200101     6724    73214 SH       SOLE                    62389             10825
J. P. Morgan Chase & Co. Inc.  COM              46625h100      438    10433 SH       SOLE                     6456              3977
Johnson & Johnson              COM              478160104     7766   153121 SH       SOLE                   141854             11267
Kimberly-Clark Corp.           COM              494368103     1456    23075 SH       SOLE                    18325              4750
L-3 Communications             COM              502424104     4570    76840 SH       SOLE                    71070              5770
Liberty Media Corp.            COM              530718105     3843   350932 SH       SOLE                   279232             71700
Lowes Companies                COM              548661107     1292    23025 SH       SOLE                    15300              7725
Marsh & McLennan Co.           COM              571748102      376     8118 SH       SOLE                     6718              1400
Medtronic Inc.                 COM              585055106     4175    87426 SH       SOLE                    80550              6876
Merck & Company Inc.           COM              589331107     1022    23120 SH       SOLE                    23020               100
Microsoft Corp.                COM              594918104     5494   220377 SH       SOLE                   180257             40120
Minnesota Mining & Manufacturi COM              88579y101      713     8708 SH       SOLE                     6988              1720
Molex Inc. - Class A           COM              608554200     4658   178817 SH       SOLE                   167274             11543
National Commerce Financial Co COM              63545P104      355    12400 SH       SOLE                    12400
O Charley's Inc.               COM              670823103      335    18350 SH       SOLE                    15650              2700
PepsiCo Inc.                   COM              713448108     1227    22787 SH       SOLE                    20887              1900
Pfizer Inc.                    COM              717081103     6914   197263 SH       SOLE                   170747             26516
Piedmont Natural Gas Co.       COM              720186105      246     5820 SH       SOLE                     5820
Procter & Gamble Co.           COM              742718109      869     8283 SH       SOLE                     6448              1835
Regions Financial Corp.        COM              758940100      253     6919 SH       SOLE                     6919
Republic Services Inc.         COM              760759100     6577   242975 SH       SOLE                   216425             26550
Royal Dutch Petroleum Co.      COM              780257804      250     5264 SH       SOLE                     4464               800
SBC Communications, Inc.       COM              78387g103      494    20136 SH       SOLE                    19067              1069
Schlumberger Ltd.              COM              806857108     5658    88608 SH       SOLE                    77498             11110
Select Basic Materials Sector  COM              81369y100      331    12675 SH       SOLE                     7275              5400
Southtrust Corp.               COM              844730101      204     6148 SH       SOLE                     6148
Sovereign Chief Venture F      COM              845912104        4    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     1309    32725 SH       SOLE                    31875               850
SunTrust Banks Inc.            COM              867914103     2847    40839 SH       SOLE                    36090              4749
Sungard Data Systems Inc.      COM              867363103     6352   231835 SH       SOLE                   204685             27150
Sysco Corp.                    COM              871829107    12112   310154 SH       SOLE                   278147             32007
Target Corporation             COM              87612e106      706    15680 SH       SOLE                     6330              9350
Tyco International Ltd.        COM              902124106     3244   113215 SH       SOLE                   107925              5290
United Parcel Svc. Inc. CL B   COM              911312106     3563    51010 SH       SOLE                    47060              3950
United Technologies Corp.      COM              913017109     4111    47637 SH       SOLE                    44487              3150
Verizon Communications         COM              92343v104      690    18884 SH       SOLE                    10132              8751
Viacom- Cl. B                  COM              925524308     4510   115022 SH       SOLE                   101389             13633
Wachovia Corp.                 COM              929903102      448     9537 SH       SOLE                     7271              2266
Wal-Mart Stores Inc.           COM              931142103    11651   195188 SH       SOLE                   183655             11533
Walt Disney Co.                COM              254687106      346    13864 SH       SOLE                    11342              2522
Wells Fargo & Co.              COM              949746101     4394    77532 SH       SOLE                    69805              7727
Willis Group Holdings Inc.     COM              G96655108     5981   160767 SH       SOLE                   140905             19862
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1140    30353 SH       SOLE                    17713             12640
Zimmer Holdings, Inc.          COM              98956P102      300     4069 SH       SOLE                     4022                47
Duke Energy Corp. Convertible  PFD CV           264399585      169    11400 SH       SOLE                    11300               100